INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in associates

	US Dollars
Figures in millions	2024	2023	2022
Carrying value
Investments in associates	43	38	37
Investments in joint ventures (1)	487	561	1,054
	530	599	1,091
(1)Cash dividends received from joint ventures of $88m (2023: $180m; 2022: $694m).
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2024	2023	2022

Aggregate statement of profit or loss for associates (attributable)
Revenue	50	39	31
Operating expenses	(26)	(18)	(16)
Taxation	(7)	(5)	(3)
Profit for the year (1)	17	16	12
Total comprehensive income for the year, net of tax	17	16	12
(1) Includes share of non-controlling interest.

Disclosure of interests in joint ventures

	US Dollars
Figures in millions	2024	2023	2022
Carrying value
Investments in associates	43	38	37
Investments in joint ventures (1)	487	561	1,054
	530	599	1,091
(1)Cash dividends received from joint ventures of $88m (2023: $180m; 2022: $694m).
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2024	2023	2022
Kibali Goldmines S.A. (1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti plc (AGA) has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds a 90% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2024	2023	2022

Carrying value of joint ventures
Kibali (Jersey) Limited	487	561	1,054

Impairment of investment in joint venture
Société d’Exploitation des Mines d’Or de Yatela (1)	(2)	(1)	(1)

The cumulative unrecognised share of losses of the joint ventures:
Société d’Exploitation des Mines d’Or de Yatela (1)	—	2	2
(1) On 17 October 2024, AngloGold Ashanti and IAMGOLD Corporation completed the sale of each of their 40%interests in Société d’Exploitation des Mines d’Or de
Yatela S.A. to the government of Mali.
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2024	2023	2022

Statement of profit or loss
Revenue	1,652	1,488	1,329
Other operating costs and expenses	(689)	(682)	(588)
Amortisation of tangible and intangible assets	(197)	(214)	(208)
Finance costs, unwinding of obligations and cash repatriation fee	(80)	(19)	(50)
Interest received	3	4	5
Share of profits of equity accounted joint venture	1	1	—
Taxation	(376)	(185)	(156)
Profit for the year	314	393	332
Total comprehensive income for the year, net of tax	314	393	332
Dividends received from joint venture (attributable)	88	180	694

Statement of financial position
Non-current assets	2,537	2,485	2,420
Current assets	302	215	201
Cash and cash equivalents	89	123	92
Total assets	2,928	2,823	2,713

Non-current financial liabilities (2)	72	55	51
Other non-current liabilities	494	409	320
Current financial liabilities (2)	958	1,023	56
Other current liabilities	347	144	105
Total liabilities	1,871	1,631	532

Net assets	1,057	1,192	2,181
Group’s share of net assets	529	596	1,091
Other (1)	(42)	(35)	(37)
Carrying amount of interest in joint venture	487	561	1,054

(1)Includes amounts relating to additional costs and contributions at acquisition as well as non-controlling interests related to Société Minière de Kilo-Moto S.A.
(SOKIMO)
(2)During 2023, Kibali declared a dividend in specie through the distribution of a loan receivable to its shareholders which was classified as current financial liabilities ($296m) and non-current financial liabilities ($715m) by Kibali. The loan is repayable on demand and the full loan should therefore have been classified as a current financial liability. The non-current portion of $715m was reclassified from non-current financial liabilities to current financial liabilities.
Joint venture loan receivable
Kibali declared a dividend in specie through the distribution of a loan receivable to its shareholders. The loan receivable is set out in the following table:

Figures in millions	2024	2023

Opening balance	506	—
Dividend in specie declared (1)	70	506
Repayments	(149)	—
Interest accrued	36	—
Closing balance (2)	463	506
(1) During December 2024, a loan of $70m was granted which bears semi-annual interest at 7.675% and is repayable on demand. During December 2023, a loan of $506m was granted which bears semi-annual interest at 7.875% and is repayable on demand.
(2)Included in the statement of financial position as a short-term loan receivable of $260m (2023 : $148m) and a long-term loan receivable of $203m (2023 : $358m)
based on the Kibali Goldmines S.A. future estimated cash flows and the intention of when AGA expects to receive settlement of the loan